Commitments and contingencies (Details Narrative) - Mar. 31, 2025 € in Thousands, $ in Thousands, $ in Thousands	USD ($)	EUR (€)	CAD ($)
Statement [Line Items]
Unfinished product inventory, top | €		€ 490
Aggrastat [Member]
Statement [Line Items]
Unfinished product inventory	$ 150
Business And Administration Agreement With Gvi [Member]
Statement [Line Items]
Amount committed to pay under the agreement, per month			$ 7
Amount committed to pay under the agreement, per year			$ 85